Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Schedule of accounts receivables and unbilled revenue, and unbilled services and unearned revenue
Accounts receivables and unbilled revenue are as follows:

	June 30, 2023	December 31, 2022
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$1,788,140	$1,751,950
Unbilled services (unbilled revenue)	985,034	957,655
Accounts receivable and unbilled revenue, gross	2,773,174	2,709,605
Allowance for credit losses	(29,029)	(20,562)
Accounts receivable and unbilled revenue, net	$2,744,145	$2,689,043

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	June 30, 2023	December 31, 2022	$ Change	% Change

Unbilled services (unbilled revenue)	$985,034	$957,655	$27,379	2.9%
Unearned revenue (payments on account)	(1,573,311)	(1,507,449)	(65,862)	4.4%
Net balance	$(588,277)	$(549,794)	$(38,483)	7.0%